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    As filed with the Securities and Exchange Commission on December 8, 2004

                                                             File Nos. 2-57653
                                                                       811-07597
                                                   (formerly File No. 811-02704)

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                           Pre-Effective Amendment No. ___        [ ]

                           Post-Effective Amendment No. 50        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                           Amendment No. 42                       [X]

                        (Check appropriate box or boxes)

                          PIONEER TAX FREE INCOME FUND
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

          Dorothy E. Bourassa, Secretary, Pioneer Tax Free Income Fund
                  60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

          [ ]  immediately upon filing pursuant to paragraph (b)
          [ ]  on [xx] pursuant to paragraph (b)
          [X] 60 days after filing pursuant to paragraph (a)(1) on [date] pursuant to paragraph (a)(1)
          [ ]  75 days after filing pursuant to paragraph (a)(2)
          [ ]  on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

          [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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This filing relates only to the newly established Investor Class shares of the registrant, and does not relate to the registrant's other classes.

STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                    As filed with
Document                              the SEC on         Accession Number
--------------------------------   ---------------     --------------------
Multiclass prospectus
dated April 30, 2004               April 29, 2004      0001016964-04-000120

Class Y shares prospectus
dated April 30, 2004               April 29, 2004      0001016964-04-000120

Multiclass statement of
additional information
dated April 30, 2004               April 29, 2004      0001016964-04-000120

Annual report dated December 31,
2003                               March 5, 2004       0000812195-04-000020

Semiannual report dated
June 30, 2004                      August 31, 2004     0001143607-04-000014

Supplement dated July 1, 2004
to Class A,
Class B and Class C
Prospectus dated
April 30, 2004                     July 1, 2004        0001016964-04-000280

Supplement dated
December 1, 2004
to Class A, Class B
and Class C Prospectus
dated April 30, 2004               December 1, 2004    0001016964-04-000464

Supplement dated July 1, 2004
to Class Y
shares Prospectus dated
April 30, 2004                     July 1, 2004        0001016964-04-000282

                          PIONEER TAX FREE INCOME FUND

               INVESTOR CLASS PROSPECTUS, DATED DECEMBER 10, 2004

Pioneer Tax Free Income Fund (the "Fund") issued Investor Class shares in connection with the reorganization of Safeco Intermediate-Term Municipal Bond Fund into the Fund (the "Reorganization"). The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Holders of Investor Class shares of the Fund may be eligible to purchase Class A shares of the Fund without paying a sales load, pursuant to the prospectus for that class.

ALL INVESTOR CLASS SHARES OF THE FUND, WHENEVER ISSUED, CONVERT TO CLASS A SHARES OF THE FUND ON DECEMBER 10, 2006.

A copy of the prospectus for the Fund's Class A, Class B and Class C shares is attached. The following sections from the Class A, Class B and Class C shares prospectus are incorporated by reference into this prospectus:

     o    Basic information About the Fund (other than "Fees and expenses");

     o    Management;

     o    Dividends, capital gains and taxes;

     o    Financial Highlights; and

     o    The following sections under "Buying, exchanging and selling shares":

               o    Net asset value

               o Opening your account-- Account options, Telephone transaction privileges and Online transaction privileges

               o General rules on buying, exchanging and selling shares (other than the subsections entitled "Buying" and "Buying Shares")

               o    Account options

               o    Shareowner services

               o    Shareowner account policies

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREOWNER FEES
PAID DIRECTLY FROM YOUR INVESTMENT     INVESTOR CLASS
Maximum sales charge (load) when
you buy shares                              None

Maximum deferred sales charge (load)        None

ANNUAL FUND OPERATING EXPENSES
PAID FROM THE ASSETS OF THE FUND
as a percentage of average daily net assets   INVESTOR CLASS(4)

Management Fee                                      0.49%
Distribution and Service (12b-1) Fee                None
Other Expenses(1)                                   0.20%
Total Annual Fund Operating Expenses(2)             0.69%

                                                    ----
Less: Fee Waiver and Expense Limitation(3)          None
Net Expenses(3)                                     0.69%

(1)  Other expenses are based on estimated amounts for the current fiscal year.

(2) The fund's total operating expenses in the table have not been reduced by any expense offset arrangements.

(3) Pioneer has agreed that through the second anniversary of the closing of the Reorganization, Pioneer will limit the ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) to the extent required to reduce Investor Class expenses to 0.70% of the average daily net assets attributable to Investor Class shares. There can be no assurance that Pioneer will extend the expense limitation beyond the two-year period. See the statement of additional information for details regarding the expense limitation agreement.

(4)  The table below shows expenses for Class A shares.

     ANNUAL FUND OPERATING EXPENSES
     PAID FROM THE ASSETS OF THE FUND
     as a percentage of average daily net assets   CLASS A

     Management Fee                                 0.49%
     Distribution and Service (12b-1) Fee           0.25%
     Other Expenses                                 0.19%
     Total Annual Fund Operating Expenses           0.93%

EXAMPLE
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same, e) Pioneer's contractual expense limitation is in effect for two years and f) beginning in year three, the expenses are based on the gross expenses of Class A shares.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

     Number of years you own your shares

            1      3       5        10
          $ 71   $ 246   $ 460   $ 1,079

                                                                   16831-00-1204

                                                               DECEMBER 10, 2004

                    SUPPLEMENT TO THE STATEMENT OF ADDITIONAL
                  INFORMATION FOR PIONEER TAX FREE INCOME FUND
                              DATED APRIL 30, 2004

Pioneer Tax Free Income Fund (the "Fund") issued Investor Class shares in connection with the reorganization of Safeco Intermediate-Term Municipal Bond Fund into the Fund. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares.

No front-end, deferred or asset based sales charges are applicable to Investor Class shares.

The fund's unaudited financial statements for the six month period ended June 30, 2004 filed with the SEC on August 31, 2004 (Accession No.
0001143607-04-000014) are incorporated by reference into this statement of additional information.

SHARE OWNERSHIP

As of November 30, 2004, the Trustees and officers of the fund owned beneficially in the aggregate less than 1% of the outstanding shares of the fund. The following is a list of the holders of 5% or more of any class of the fund's outstanding shares as of November 30, 2004:

RECORD HOLDER                           SHARE CLASS   NUMBER OF SHARES   % OF CLASS
Citigroup Global Markets Inc.           Class B          169,503.562       11.28%
Attn: Peter Booth
00109801250
333 West 34th St., 7th fl.
New York, NY 10001-2402

MLPF&S                                  Class B          282,108.047       18.77%
For the Sole Benefit of its Customers
Mutual Fund Administration 97JJ0
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

MLPF&S                                  Class C          235,998.244       21.61%
For the Sole Benefit of its Customers
Mutual Fund Administration 97JJ0
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

Citigroup Global Markets Inc.           Class C          145,122.671       13.29%
Attn: Peter Booth
00109801250
333 West 34th St., 7th fl.
New York, NY 10001-2402

                           PART C - OTHER INFORMATION

Item 23. Exhibits
Amended Form N-1A
Exhibit Reference

       (a)   (1)       Agreement and Declaration of Trust.(1)
       (a)   (1)(a)    Establishment and Designation of Class B Shares.(1)
       (a)   (1)(b)    Establishment and Designation of Class C Shares.(2)
       (a)   (1)(c)    Establishment and Designation of Class Y Shares.(3)
       (a)   (1)(d)    Amendment to the Agreement and Declaration of Trust(4)
       (a)   (1)(e)    Amendment to Agreement and Declaration of Trust to
                       establish Investor Class shares.(6)
       (b)   (2)       By-Laws.(1)
       (c)   (4)       None.
       (d)   (5)       Management Contract with Pioneer Investment Management,
                       Inc. (formerly Pioneering Management Corporation).(4)
       (e)   (6)(a)    Underwriting Agreement with Pioneer
                       Funds Distributor, Inc.(4)
       (e)   (6)(b)    Dealer Sales Agreement.(5)
       (e)   (6)(c)    Expense Limitation Agreement.(6)
       (f)   (7)       None.
       (g)   (8)       Custodian Agreement.(5)
       (h)   (9)       Investment Company Service Agreement.(5)
       (h)   (9)(a)    Administration Agreement with Pioneer Investment
                       Management, Inc. (formerly Pioneering Management
                       Corporation).(5)
       (i)   (10)(a)   Opinion of Counsel.(7)
       (i)   (10)(b)   Form of Opinion as to Tax Matters and Consent.(6)
       (j)   (11)      Consent of Independent Registered Public Accounting
                       Firm.(8)
       (k)   (12)      None.
       (l)   (13)      None.
       (m)   (15)(a)   Class A Plan of Distribution.(1)
       (m)   (15)(b)   Amended and Restated Class B Plan of Distribution.(4)
       (m)   (15)(c)   Class C Plan of Distribution.(2)
       (n)   (18)      Multiple Class Plan Pursuant to Rule 18f-3.(6)
       (o)             Not applicable
       (p)   (20)      Code of Ethics.(5)
       N/A   (21)      Powers of Attorney.(5)

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(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 34 to the Registration Statement (File No. 2-57653) as filed with the Securities and Exchange Commission (the "SEC") on April 26, 1995 (Accession No. 0000202679-95-000010).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 35 to the Registration Statement as filed with the SEC on April 26, 1996 (Accession No. 0000202679-96-000011).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 45 to the Registration Statement as filed with the SEC on December 19, 2001 (Accession No. 00000202679-01-500017).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 46 to the Registration Statement as filed with the SEC on May 1, 2002 (Accession No. 0000202679-02-000012).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 48 to the Registration Statement as filed with the SEC on April 29, 2004 (Accession No. 00001016964-04-000120).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with the Initial Registration Statement on Form N-14 (File No. 333-118450) as filed with the SEC on August 23, 2004 (Accession No. 0001145443-04-001282).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-118450) as filed with the SEC on October 26, 2004 (Accession No. 0001145443-04-001616).

(8) Filed herewith.

Item 24. Persons Controlled by or Under Common Control with the Fund

     None.

Item 25. Indemnification

          Except for the Agreement and Declaration of Trust, dated June 16, 1994 as amended (the "Declaration"), establishing the Fund as a statutory trust under

Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Fund shall be indemnified by the Fund or the appropriate Fund series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                           OTHER BUSINESS, PROFESSION, VOCATION OR
                           EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER   FISCAL YEARS

John F. Cogan, Jr.         Of Counsel, Wilmer Cutler Pickering Hale and Dorr
                           LLP, 60 State Street, Boston, Massachusetts 02109

Item 27. Principal Underwriters

          (a) See "Management of the Fund" in the Statement of Additional Information.

          (b)  Directors and officers of Pioneer Funds Distributor, Inc.:

                        POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME                    UNDERWRITER                      FUND

John F. Cogan, Jr.     Director and                  Chairman, President and
                       President                     Trustee

Steven M. Graziano     Director and Executive Vice
                       President                     None

William F. O'Grady     Director and Executive
                       Vice President                None

Scott C. Brandewiede   Senior Vice President         None

Jennifer Brountas      Senior Vice President         None

Daniel J. Brooks       Senior Vice President         None

Philip Haley           Senior Vice President         None

Julia Hoik             Senior Vice President         None

Barry Knight           Senior Vice President         None

William A. Misata      Senior Vice President         None

Dusty W. Pascall       Senior Vice President         None

Natale Algiere         Senior Vice President         None

Michael B. Glenn       Senior Vice President         None

Marc Rappaport         Senior Vice President         None

Richard L. Sardelli    Senior Vice President         None

Juan Segui-Clausen     Senior Vice President         None

Mark D. Goodwin        Treasurer                     None

Dorothy E. Bourassa    Clerk                         Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

          (c)  Not applicable.

Item 28. Location of Accounts and Records

          The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 8th day of December, 2004.

                                             PIONEER TAX FREE INCOME FUND


                                         By:  /s/ Osbert M. Hood
                                             Osbert M. Hood
                                             Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                     Title

John F. Cogan, Jr.*           Chairman of the Board              )
John F. Cogan, Jr.            and President                      )
                              (Principal Executive               )
                              Officer)                           )
                                                                 )
                                                                 )
Vincent Nave*                 Chief Financial Officer            )
Vincent Nave                  and Treasurer (Principal           )
                              Financial and Accounting           )
                              Officer)                           )
                                                                 )
                                                                 )
Trustees:                                                        )
                                                                 )
                                                                 )
Mary K. Bush*                                                    )
Mary K. Bush                                                     )
                                                                 )
                                                                 )
John F. Cogan, Jr.*                                              )
John F. Cogan, Jr.                                               )
                                                                 )
                                                                 )
                                                                 )
Richard H. Egdahl*                                               )
Richard H. Egdahl                                                )
                                                                 )
                                                                 )
Margaret B. W. Graham*                                           )
Margaret B. W. Graham                                            )
                                                                 )
                                                                 )
Marguerite A. Piret*                                             )
Marguerite A. Piret                                              )
                                                                 )
                                                                 )
/s/ Osbert M. Hood                                               )
Osbert M. Hood                                                   )
                                                                 )
                                                                 )
Stephen K. West*                                                 )
Stephen K. West                                                  )
                                                                 )
                                                                 )
John Winthrop*                                                   )
John Winthrop                                                    )
                                                                 )
                                                                 )
*By:   /s/ Osbert M. Hood                 Dated: December 8, 2004)
       Osbert M. Hood
       Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit
Number              Document Title

  23                Consent of Independent Registered Public Accounting Firm